UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     LYZ Capital Advisors LLC

Address:  1055 Washington Boulevard
          Suite 630
          Stamford, CT 06901-2204


13F File Number: 028-12616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Mooney
Title:  Chief Compliance Officer
Phone:  (203) 252-5830


Signature, Place and Date of Signing:


/s/ Christopher Mooney              Stamford, CT               May 7, 2010
-----------------------          ------------------           ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  137

Form 13F Information Table Value Total:    $40,202
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number:                      Name:

1. 28-12885                                LYZ Global Holdings Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             March, 31, 2010


COLUMN 1                       COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                               TITLE OF                     VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP       (x$1,000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE SHARED  NONE
AES CORP                        COM           00130H105     283         25,724              Sole         None     Sole
ATP OIL & GAS CORP              COM           00208J108     190         10,100              Sole         None     Sole
ACURA PHARMACEUTICALS INC       COM NEW       00509L703      63         11,700              Sole         None     Sole
AEROPOSTALE                     COM           007865108     264          9,170              Sole         None     Sole
ADVANCED MICRO DEVICES INC      COM           007903107      99         10,700              Sole         None     Sole
AMERICAN PUBLIC EDUCATION IN    COM           02913V103     341          7,326              Sole         None     Sole
AMKOR TECHNOLOGY INC            COM           031652100     201         28,400              Sole         None     Sole
ANIXTER INTL INC                COM           035290105     248          5,300              Sole         None     Sole
ANNTAYLOR STORES CORP           COM           036115103     319         15,427              Sole         None     Sole
APOLLO GROUP INC                CL A          037604105     524          8,550              Sole         None     Sole
APPLE INC                       COM           037833100     443          1,884              Sole         None     Sole
ARROW ELECTRS INC               COM           042735100     313         10,400              Sole         None     Sole
ASBURY AUTOMOTIVE GROUP INC     COM           043436104     141         10,600              Sole         None     Sole
ASHLAND INC NEW                 COM           044209104     262          4,968              Sole         None     Sole
ATRION CORP                     COM           049904105     257          1,800              Sole         None     Sole
B & G FOODS INC NEW             CL A          05508R106     221         21,100              Sole         None     Sole
BARD C R INC                    COM           067383109     286          3,300              Sole         None     Sole
BOEING CO                       COM           097023105     298          4,100              Sole         None     Sole
BOYD GAMING CORP                COM           103304101     122         12,300              Sole         None     Sole
BUCKEYE GP HOLDINGS LP          COM UNITS LP  118167105     230          6,700              Sole         None     Sole
C H ROBINSON WORLDWIDE INC      COM NEW       12541W209     405          7,251              Sole         None     Sole
CMS ENERGY CORP                 COM           125896100     485         31,403              Sole         None     Sole
CABELAS INC                     COM           126804301     212         12,100              Sole         None     Sole
CALPINE CORP                    COM           131347304     122         10,225              Sole         None     Sole
CAPELLA EDUCATION COMPANY       COM           139594105     450          4,852              Sole         None     Sole
CAPITALSOURCE INC               COM           14055X102     110         19,600              Sole         None     Sole
CELGENE CORP                    COM           151020104     682         11,000              Sole         None     Sole
CENTERPOINT ENERGY INC          COM           15189T107     573         39,879              Sole         None     Sole
CENVEO INC                      COM           15670S105     138         15,900              Sole         None     Sole
COLUMBIA SPORTSWEAR CO          COM           198516106     294          5,600              Sole         None     Sole
COMMUNITY HEALTH SYS INC NEW    COM           203668108     618         16,726              Sole         None     Sole
COOPER COS INC                  COM NEW       216648402     641         16,476              Sole         None     Sole
CROSS TIMBERS RTY TR            TR UNIT       22757R109     243          7,600              Sole         None     Sole
DECKERS OUTDOOR CORP            COM           243537107     768          5,563              Sole         None     Sole
E M C CORP MASS                 COM           268648102     209         11,600              Sole         None     Sole
EL PASO CORP                    COM           28336L109     544         50,150              Sole         None     Sole
ENERGY RECOVERY INC             COM           29270J100      83         13,100              Sole         None     Sole
ENTERPRISE GP HLDGS L P         COM           293716106     580         13,500              Sole         None     Sole
ENZON PHARMACEUTICALS INC       COM           293904108     208         20,400              Sole         None     Sole
ERESEARCHTECHNOLOGY INC         COM           29481V108     153         22,210              Sole         None     Sole
EXELIXIS INC                    COM           30161Q104     153         25,200              Sole         None     Sole
EXIDE TECHNOLOGIES              COM NEW       302051206      89         15,500              Sole         None     Sole
FORD MTR CO DEL                 COM PAR $0.01 345370860     141         11,226              Sole         None     Sole
FOREST CITY ENTERPRISES INC     CL A          345550107     320         22,200              Sole         None     Sole
FOREST LABS INC                 COM           345838106     336         10,700              Sole         None     Sole
FRONTIER COMMUNICATIONS CORP    COM           35906A108      85         11,400              Sole         None     Sole
GENERAL ELECTRIC CO             COM           369604103     219         12,025              Sole         None     Sole
GENOPTIX INC                    COM           37243V100     309          8,699              Sole         None     Sole
GENOMIC HEALTH INC              COM           37244C101     362         20,600              Sole         None     Sole
GENWORTH FINL INC               COM CL A      37247D106     218         11,900              Sole         None     Sole
GILEAD SCIENCES INC             COM           375558103     573         12,600              Sole         None     Sole
GOOGLE INC                      CL A          38259P508     226            399              Sole         None     Sole
GREEN PLAINS RENEWABLE ENERG    COM           393222104     284         19,900              Sole         None     Sole
GROUP 1 AUTOMOTIVE INC          COM           398905109     242          7,600              Sole         None     Sole
GYMBOREE CORP                   COM           403777105     227          4,400              Sole         None     Sole
HAEMONETICS CORP                COM           405024100     211          3,700              Sole         None     Sole
HARTFORD FINL SVCS GROUP INC    COM           416515104     840         29,542              Sole         None     Sole
HEADWATERS INC                  COM           42210P102      51         11,100              Sole         None     Sole
HUDSON CITY BANCORP             COM           443683107     145         10,226              Sole         None     Sole
HUGOTON RTY TR TEX              UNIT BEN INT  444717102     374         22,608              Sole         None     Sole
HUTCHINSON TECHNOLOGY INC       COM           448407106     124         19,900              Sole         None     Sole
ITT EDUCATIONAL SERVICES INC    COM           45068B109     236          2,100              Sole         None     Sole
IMMUCOR INC                     COM           452526106     727         32,467              Sole         None     Sole
INCYTE CORP                     COM           45337C102     155         11,100              Sole         None     Sole
INTEL CORP                      COM           458140100     349         15,655              Sole         None     Sole
INTERPUBLIC GROUP COS INC       COM           460690100      97         11,700              Sole         None     Sole
IRIS INTL INC                   COM           46270W105     148         14,500              Sole         None     Sole
J2 GLOBAL COMMUNICATIONS INC    COM NEW       46626E205     283         12,100              Sole         None     Sole
JARDEN CORP                     COM           471109108     536         16,099              Sole         None     Sole
JEFFERIES GROUP INC NEW         COM           472319102     312         13,184              Sole         None     Sole
KINETIC CONCEPTS INC            COM NEW       49460W208     488         10,200              Sole         None     Sole
LAMAR ADVERTISING CO            CL A          512815101     251          7,300              Sole         None     Sole
LENNAR CORP                     CL A          526057104     394         22,891              Sole         None     Sole
LIBERTY MEDIA CORP NEW          INT COM SER A 53071M104     159         10,372              Sole         None     Sole
LIMITED BRANDS INC              COM           532716107     257         10,448              Sole         None     Sole
LIZ CLAIBORNE INC               COM           539320101     223         30,000              Sole         None     Sole
LOCKHEED MARTIN CORP            COM           539830109     408          4,900              Sole         None     Sole
LUMINEX CORP DEL                COM           55027E102     365         21,700              Sole         None     Sole
MACYS INC                       COM           55616P104     346         15,873              Sole         None     Sole
MARTEK BIOSCIENCES CORP         COM           572901106     273         12,126              Sole         None     Sole
MASIMO CORP                     COM           574795100     311         11,723              Sole         None     Sole
MAXYGEN INC                     COM           577776107     221         33,700              Sole         None     Sole
MEAD JOHNSON NUTRITION CO       COM           582839106     359          6,900              Sole         None     Sole
MENTOR GRAPHICS CORP            COM           587200106     134         16,687              Sole         None     Sole
MERIDIAN BIOSCIENCE INC         COM           589584101     391         19,200              Sole         None     Sole
MICREL INC                      COM           594793101     232         21,800              Sole         None     Sole
MICROSOFT CORP                  COM           594918104     395         13,500              Sole         None     Sole
MICRON TECHNOLOGY INC           COM           595112103     135         13,010              Sole         None     Sole
MORGAN STANLEY                  COM NEW       617446448     205          7,015              Sole         None     Sole
MYLAN INC                       COM           628530107     825         36,344              Sole         None     Sole
NALCO HOLDING COMPANY           COM           62985Q101     308         12,649              Sole         None     Sole
NATIONAL CINEMEDIA INC          COM           635309107     178         10,284              Sole         None     Sole
NATIONAL INSTRS CORP            COM           636518102     457         13,700              Sole         None     Sole
NATIONAL OILWELL VARCO INC      COM           637071101     203          5,000              Sole         None     Sole
NEOGEN CORP                     COM           640491106     246          9,811              Sole         None     Sole
NISOURCE INC                    COM           65473P105     709         44,879              Sole         None     Sole
NV ENERGY INC                   COM           67073Y106     169         13,727              Sole         None     Sole
ONYX PHARMACEUTICALS INC        COM           683399109     471         15,552              Sole         None     Sole
ORACLE CORP                     COM           68389X105     275         10,700              Sole         None     Sole
PDL BIOPHARMA INC               COM           69329Y104     125         20,200              Sole         None     Sole
PENSKE AUTOMOTIVE GRP INC       COM           70959W103     206         14,304              Sole         None     Sole
PEPCO HOLDINGS INC              COM           713291102     185         10,800              Sole         None     Sole
PERMIAN BASIN RTY TR            UNIT BEN INT  714236106     526         29,900              Sole         None     Sole
PETMED EXPRESS INC              COM           716382106     204          9,200              Sole         None     Sole
PIONEER NAT RES CO              COM           723787107     304          5,400              Sole         None     Sole
PRUDENTIAL FINL INC             COM           744320102     284          4,700              Sole         None     Sole
QUESTCOR PHARMACEUTICALS INC    COM           74835Y101     119         14,500              Sole         None     Sole
RITE AID CORP                   COM           767754104      73         48,400              Sole         None     Sole
RUBY TUESDAY INC                COM           781182100     200         18,932              Sole         None     Sole
SLM CORP                        COM           78442P106     172         13,700              Sole         None     Sole
SABINE ROYALTY TR               UNIT BEN INT  785688102     246          5,400              Sole         None     Sole
SALLY BEAUTY HLDGS INC          COM           79546E104     114         12,800              Sole         None     Sole
SAN JUAN BASIN RTY TR           UNIT BEN INT  798241105     485         23,278              Sole         None     Sole
SANDRIDGE ENERGY INC            COM           80007P307      81         10,500              Sole         None     Sole
SANMINA SCI CORP                COM NEW       800907206     432         26,200              Sole         None     Sole
SELECT MED HLDGS CORP           COM           81619Q105     101         12,000              Sole         None     Sole
SIMPSON MANUFACTURING CO INC    COM           829073105     516         18,600              Sole         None     Sole
SOMANETICS CORP                 COM NEW       834445405     278         14,500              Sole         None     Sole
SONIC AUTOMOTIVE INC            CL A          83545G102     248         22,500              Sole         None     Sole
SPARTECH CORP                   COM NEW       847220209     123         10,500              Sole         None     Sole
STEWART INFORMATION SVCS COR    COM           860372101     164         11,901              Sole         None     Sole
STRAYER ED INC                  COM           863236105     677          2,780              Sole         None     Sole
SUN HYDRAULICS CORP             COM           866942105     398         15,305              Sole         None     Sole
SURMODICS INC                   COM           868873100     385         18,400              Sole         None     Sole
SYNOVIS LIFE TECHNOLOGIES IN    COM           87162G105     196         12,600              Sole         None     Sole
THQ INC                         COM NEW       872443403      97         13,800              Sole         None     Sole
TRW AUTOMOTIVE HLDGS CORP       COM           87264S106     435         15,234              Sole         None     Sole
TECHNE CORP                     COM           878377100     579          9,100              Sole         None     Sole
TECHNITROL INC                  COM           878555101      88         16,600              Sole         None     Sole
TEXAS INSTRS INC                COM           882508104     560         22,900              Sole         None     Sole
TRUE RELIGION APPAREL INC       COM           89784N104     219          7,200              Sole         None     Sole
USEC INC                        COM           90333E108      95         16,439              Sole         None     Sole
UNITED ONLINE INC               COM           911268100      76         10,100              Sole         None     Sole
UNITEDHEALTH GROUP INC          COM           91324P102     232          7,100              Sole         None     Sole
VASCO DATA SEC INTL INC         COM           92230Y104     140         17,000              Sole         None     Sole
VMWARE INC                      CL A COM      928563402     221          4,152              Sole         None     Sole
WHIRLPOOL CORP                  COM           963320106     235          2,699              Sole         None     Sole

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